Income Taxes - components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Inventory	$ 5,089	$ 5,996
Tax credit carryforwards	5,645	3,567
Operating loss carryforward-statutory tax	1,254	2,166
Accrued compensated absences	588	553
Allowance for sales discounts	576	685
Depreciation	521	481
Unrealized foreign exchange loss	102	8
Others	658	448
Deferred tax assets	14,433	13,904
Deferred tax liabilities:
Acquired intangible assets	(1,255)	(1,645)
Remeasurement of defined benefit plans	(139)	(114)
Deferred tax liabilities	$ (1,394)	$ (1,759)